BUSINESS OVERVIEW AND BASIS OF PRESENTATION	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Accounting Policies [Abstract]
BUSINESS OVERVIEW AND BASIS OF PRESENTATION

NOTE－1 BUSINESS OVERVIEW AND BASIS OF PRESENTATION

ROMA Green Finance Limited (“ROMA”) is incorporated under the laws of Cayman Islands with limited liability on April 11, 2022. ROMA, through its subsidiaries (collectively referred to as the “Company”) are mainly engaged in the provision of environmental, social and governance (“ESG”), corporate governance and risk management as well as sustainability and climate change related advisory services.

Description of subsidiaries incorporated and controlled by the Company:

Name	Background		Effective ownership

Lucky Time Ventures Limited (“LTV”)	● ● ● ●	British Virgin Islands company Incorporated on February 8, 2022 Issued and outstanding 100 ordinary shares for USD 100 Investment holding	100% owned by ROMA

Roma Risk Advisory Limited (“RRA”)	● ● ● ●

Hong Kong company

Incorporated on August 2, 2018

Issued and outstanding 1 ordinary share for HKD1

Provision of ESG, corporate governance and risk management as well as sustainability and climate change related advisory services

100% owned by LTV

Roma Advisory Pte. Ltd. (“Roma (S)”)	● ● ● ●

Singaporean company

Incorporated on January 3, 2022

Issued and outstanding 100 ordinary shares for SGD100

Provision of ESG, corporate governance and risk management as well as sustainability and climate change related advisory services

100% owned by RRA

The Company and its subsidiaries are hereinafter referred to as (the “Company”).

Reorganization

Since 2022, the Company completed several transactions for the purposes of a group reorganization.

Prior to a group reorganization, LTV was the holding company of a group of companies which comprised of RRA and Roma (S). LTV was held 100% by Mr. Cheng King Yip (“Mr. Cheng”). Upon completion of the reorganization, Mr. Cheng ultimately owns 6,562,499 shares of the Company and LTV, RRA and Roma (S) become indirectly owned subsidiaries of the Company.

During the periods presented in these unaudited condensed consolidated financial statements, the control of these entities has been demonstrated by Mr. Cheng, as a sole owner, as if the reorganization had taken place at the beginning of the earlier date presented. Accordingly, the combination has been treated as a corporate restructuring (“Reorganization”) of entities under common control and thus the current capital structure has been retroactively presented in prior periods as if such structure existed at that time and in accordance with ASC 805-50-45-5, the entities under common control are presented on a combined basis for all periods to which such entities were under common control. The combination of ROMA and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying unaudited condensed consolidated financial statements.

ROMA GREEN FINANCE LIMITED AND SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2022 AND 2023

The registration statement for the Company’s Initial Public Offering (the “Offering”) was declared effective by the SEC on December 29, 2023. On January 11, 2024, the Company consummated the Offering of 2,449,943 ordinary shares at a price to the public of $4.00 per share. The aggregate gross proceeds from the Offering amounted to $9,799,772, prior to deducting underwriting discounts, commissions and offering-related expenses. Additionally, in connection with the Offering, a selling shareholder sold 625,517 ordinary shares at $4.00 per share, for total gross proceeds of $2,502,068, before deducting underwriting discounts, commissions and other related expenses. The Company will not receive any of the proceeds from the sale by the selling shareholder.

NOTE－1 BUSINESS OVERVIEW AND BASIS OF PRESENTATION

Roma Green Finance Limited (“ROMA”) is incorporated under the laws of Cayman Islands with limited liability on April 11, 2022. ROMA, through its subsidiaries (collectively referred to as the “Company”) are mainly engaged in the provision of environmental, social and governance (“ESG”), corporate governance and risk management as well as sustainability and climate change related advisory services.

Description of subsidiaries incorporated and controlled by ROMA

Name	Background		Effective ownership

Lucky Time Ventures Limited (“LTV”)	●	British Virgin Islands company	100% owned by ROMA
	●	Incorporated on February 8, 2022
	●	Issued and outstanding 100 ordinary shares for USD 100
	●	Investment holding

Roma Risk Advisory Limited (“RRA”)	●	Hong Kong company	100% owned by LTV
	●	Incorporated on August 2, 2018
	●	Issued and outstanding 1 ordinary share for HKD1
	●	Provision of ESG, corporate governance and risk management as well as sustainability and climate change related advisory services

Roma Advisory Pte. Ltd. (“Roma (S)”)	●	Singaporean company	100% owned by RRA
	●	Incorporated on January 3, 2022
	●	Issued and outstanding 100 ordinary shares for SGD100
	●	Provision of ESG, corporate governance and risk management as well as sustainability and climate change related advisory services

Reorganization

Since 2022, the Company completed several transactions for the purposes of a group reorganization.

Prior to a group reorganization, LTV was the holding company of a group of companies comprised of RRA and Roma (S). LTV was held as to 100% by Mr. Cheng King Yip (“Mr. Cheng”). Upon completion of the reorganization, Mr. Cheng ultimately owns 6,562,500 shares of the Company and LTV, RRA and Roma (S) become indirectly owned subsidiaries of ROMA.

During the years presented in these consolidated financial statements, the control of these entities has been demonstrated by Mr. Cheng, as a sole owner, as if the reorganization had taken place at the beginning of the earlier date presented. Accordingly, the combination has been treated as a corporate restructuring (“Reorganization”) of entities under common control and thus the current capital structure has been retroactively presented in prior periods as if such structure existed at that time and in accordance with ASC 805-50-45-5, the entities under common control are presented on a combined basis for all periods to which such entities were under common control. The combination of ROMA and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements.